Commitments and Contingencies (Narrative) (Details)	1 Months Ended
	Jun. 29, 2021 USD ($)	Jun. 16, 2021 USD ($)	Oct. 31, 2025 CAD ($)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)
Disclosure of contingencies [Line Items]
Legal contingency, damages sought	$ 1,051,739	$ 765,579
Accruals on counter claims				$ 22,653	$ 26,648	$ 23,555
Prepaid expense for construction of hardware equipment				126,000
Recognized expense intellectual property			$ 67,000	47,795	$ 0
Amount committed to pay related to construction of hardware equipment			$ 33,000	$ 23,541